UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	Feb 9, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table value Total:	$255,291
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100     1495    56800 SH       SOLE                    43000             13800
AMERICAN FILM TECH NEW         COM              026038307        1   100000 SH       SOLE                                     100000
ANALOG DEVICE INC              COM              032654105     1571    30700 SH       SOLE                    29500              1200
AOL TIME WARNER INC            COM              02364J104     1569    45081 SH       SOLE                    31000             14081
BROADCOM CORP CLA CLASS A      COM              111320107      499     5935 SH       SOLE                     1750              4185
CISCO SYSTEM INC               COM              17275R102    40777  1066057 SH       SOLE                   537650            528407
E M C CORP MASS                COM              268648102    38697   581916 SH       SOLE                   296500            285416
GENERAL ELECTRIC CO            COM              369604103     3878    80907 SH       SOLE                    14900             66907
HEWLETT PACKARD                COM              428236103      361    11440 SH       SOLE                                      11440
INTEL CORP                     COM              458140100    15362   511016 SH       SOLE                   259750            251266
JDS UNIPHASE CORPORATION       COM              46612J101     7205   172835 SH       SOLE                   116725             56110
KOHLS CORP                     COM              500255104     1116    18291 SH       SOLE                     1850             16441
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101     1473    30800 SH       SOLE                    29300              1500
MICREL, INCORPORATED           COM              594793101      876    26000 SH       SOLE                    25000              1000
MICROSOFT CP WASH              COM              594918104     4594   105916 SH       SOLE                    61975             43941
NETWORK APPLIANCE              COM              64120l104    15057   234573 SH       SOLE                   143710             91133
NOKIA CORP SPON ADR            COM              654902204    22097   507982 SH       SOLE                   316715            192467
NORTEL NETWORKS CORP HLDG CO   COM              656568102     3338   104107 SH       SOLE                    82600             21507
ORACLE CORP                    COM              68389X105      294    10100 SH       SOLE                                      10100
PARAMETRIC TECH CORP           COM              699173100     2553   190000 SH       SOLE                   190000
PMC SIERRA INC                 COM              69344F106    10154   129149 SH       SOLE                    83080             46069
QLOGIC CORP                    COM              747277101     4885    63440 SH       SOLE                    53700              9740
RELIANCE GROUP HLDGS INC       COM              759464100        1   200000 SH       SOLE                                     200000
SANMINA CORP                   COM              800907107     7462    97385 SH       SOLE                    66800             30585
SCHWAB CHARLS CP NEW           COM              808513105      885    31191 SH       SOLE                     1500             29691
SDL, INC                       COM              784076101     9927    66990 SH       SOLE                    28650             38590
SIEBEL SYSTEMS, INC            COM              826170102      203     3000 SH       SOLE                     3000
SNAP ON INC                    COM              833034101      289    10361 SH       SOLE                                      10361
SOLECTRON                      COM              834182107    14581   430130 SH       SOLE                   311200            119930
SUN MICROSYSTEMS               COM              866810104    17655   633364 SH       SOLE                   276850            356514
TELLABS INC  DEL               COM              879664100      524     9270 SH       SOLE                     1300              7970
TEXAS INSTRUMENTS  INC         COM              882508104     8975   189439 SH       SOLE                   124700             64739
VITESSE SEMICONDUCTOR CP       COM              928497106    15218   275123 SH       SOLE                   145775            129848
XILINX, INC                    COM              983919101     1719    37275 SH       SOLE                    34950              2325